Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Summary of Property and Equipment

The following is a summary of property and equipment as of December 31, 2016 and 2015:

	2016	2015
	(in thousands)
Land	$740,996	$796,790
Buildings and improvements	2,621,924	2,703,293
Furniture, fixtures, equipment and other	429,307	408,190
Total property and equipment	3,792,227	3,908,273
Less accumulated depreciation	(1,397,514)	(1,288,281)
Property and equipment, net	2,394,713	2,619,992
Construction in progress	62,067	3,480
Total property and equipment, net of accumulated depreciation	$2,456,780	$2,623,472